UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           June 30, 2011

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL            August 10, 2011
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          21
Form 13F Information Table Value Total:    $ 184478
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP INC		COMMON STOCKS	  02209S103  7953   301145   SH		Sole		     301145
APACHE CORP			COMMON STOCKS	  037411105  11874  96229    SH		Sole		     96229
BRUNSWICK CORP			COMMON STOCKS	  117043109  969    47522    SH		Sole		     47522
CLOROX CO			COMMON STOCKS	  189054109  9203   136469   SH		Sole		     136469
COOPER INDUSTRIES INC-W/RTS TO	COMMON STOCKS	  G24140108  10520  176299   SH		Sole		     176299
DEVON ENERGY CORP		COMMON STOCKS	  25179M103  11854  150414   SH		Sole		     150414
FORTUNE BRANDS INC		COMMON STOCKS	  349631101  5987   93880    SH		Sole		     93880
JOHNSON & JOHNSON		COMMON STOCKS	  478160104  6818   102488   SH		Sole		     102488
KRAFT FOODS INC			COMMON STOCKS	  50075N104  5486   155718   SH		Sole		     155718
MASCO CORP			COMMON STOCKS	  574599106  2253   187258   SH		Sole		     187258
MATTEL INC			COMMON STOCKS	  577081102  9548   347342   SH		Sole		     347342
MEDTRONIC INC			COMMON STOCKS	  585055106  10140  263172   SH		Sole		     263172
MERCK & CO INC			COMMON STOCKS	  58933Y105  9655   273592   SH		Sole		     273592
MICROSOFT CORP			NASDAQ OTC ISSUES 594918104  5311   204276   SH		Sole		     204276
NORFOLK SOUTHERN CORP		COMMON STOCKS	  655844108  8919   119029   SH		Sole		     119029
PEPSICO INC			COMMON STOCKS	  713448108  16431  233290   SH		Sole		     233290
PFIZER INC			COMMON STOCKS	  717081103  11605  563355   SH		Sole		     563355
PHILIP MORRIS INTL INC		COMMON STOCKS	  718172109  12096  181157   SH		Sole		     181157
TARGET CORP			COMMON STOCKS	  87612E106  5653   120509   SH		Sole		     120509
WAL MART STORES INC		COMMON STOCKS	  931142103  9565   180004   SH		Sole		     180004
WALGREEN CO			COMMON STOCKS	  931422109  12638  297651   SH		Sole		     297651